SHARE REPURCHASE (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 2011 Purchase Plan [Member]	Dec. 31, 2012 2011 Purchase Plan [Member]	Dec. 31, 2011 2011 Purchase Plan [Member]	Oct. 26, 2012 2012 Purchase Plan [Member]	Dec. 31, 2013 2012 Purchase Plan [Member]	Dec. 31, 2012 2012 Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized ADSs to be repurchased, shares				5,000,000			5,000,000
Authorized ADSs to be repurchased, amount				$ 15,000,000			$ 20,000,000
Repurchase of ADSs, in shares					1,746,059	607,478		1,592,558	362,807
Repurchase of ADSs, amount	$ 10,123,821	$ 14,590,355	$ 2,748,579		$ 12,518,624	$ 2,748,579		$ 10,123,821	$ 2,071,731
Cancellation of ADSs, shares						500,000